Related Party Transaction - Schedule of Related Party Promissory Notes (Details) (10K) (Parenthetical) - USD ($)	1 Months Ended
	May 31, 2016	Feb. 29, 2016	Oct. 31, 2015	Sep. 30, 2015	Sep. 30, 2017
Note, amount					$ 3,188,081
Promissory Note One [Member]
Note, amount	$ 90,000			$ 1,055,535
Note, interest rate	10.00%			8.00%
Note due date, description	due May 2017			due on demand after March 2017
Promissory Note Two [Member]
Note, amount				$ 142,415
Note, interest rate				10.00%
Note due date, description				due May 2016
Promissory Note [Member]
Note, amount	$ 109,695	$ 50,000	$ 82,500
Note, interest rate	10.00%	10.00%	10.00%
Note due date, description	due July 2017	due February 2017	due October 2016